Consolidated statements of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity | Previously stated [member]		$ 74,227	$ 74,168	$ 969	$ (100)	$ 77,639	$ (4,340)	$ 59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	[1]	60	60			237	(177)
Equity | Restated Value Adjustments [member]		74,287	74,228	969	(100)	77,876	(4,517)	59
Equity | Previously stated [member]		74,227	74,168	969	(100)	77,639	(4,340)	59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	[1]	60	60			237	(177)
Equity | Restated Value Adjustments [member]		74,287	74,228	969	(100)	77,876	(4,517)	59
Equity		76,901	76,815	944	(63)	79,793	(3,859)	86
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2017		74,227	74,168	969	(100)	77,639	(4,340)	59
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	[1]	60	60			237	(177)
Equity at beginning of period (Restated Value Adjustments [member]) at Dec. 31, 2017		74,287	74,228	969	(100)	77,876	(4,517)	59
Net income		9,796	9,793			9,793		3
Other comprehensive income		145	148			(528)	676	(3)
Total comprehensive income		9,941	9,941			9,265	676	0
Dividends		(6,966)	(6,966)			(6,966)
Purchase of treasury shares		(800)	(800)		(5)	(795)
Reduction of share capital		0	0	(25)	34	(9)
Exercise of options and employee transactions		433	433		4	429
Equity-based compensation		356	356		4	352
Increase of treasury share repurchase obligation under a share buyback trading plan		(363)	(363)			(363)
Transaction costs recorded in equity	[2]	(11)	(11)			(11)
Fair value adjustments on financial assets sold		0	0			18	(18)
Impact of change in ownership of consolidated entities		24	(3)			(3)		27
Total of other equity movements		(7,327)	(7,354)	(25)	37	(7,348)	(18)	27
Equity at end of period at Jun. 30, 2018		76,901	76,815	944	(63)	79,793	(3,859)	86
Equity		71,211	71,098	969	(93)	73,498	(3,276)	113
Equity		71,211	76,815	944	(93)	79,793	(3,276)	113
Equity at beginning of period at Mar. 31, 2018		71,211	71,098	969	(93)	73,498	(3,276)	113
Net income		7,768	7,768			7,768
Other comprehensive income		(1,137)	(1,135)			(563)	(572)	(2)
Total comprehensive income		6,631	6,633			7,205	(572)	(2)
Purchase of treasury shares		(709)	(709)		(4)	(705)
Reduction of share capital		0	0	(25)	34	(9)
Equity-based compensation		169	169			169
Increase of treasury share repurchase obligation under a share buyback trading plan		(363)	(363)			(363)
Transaction costs recorded in equity	[2]	(11)	(11)			(11)
Fair value adjustments on financial assets sold						11	(11)
Impact of change in ownership of consolidated entities		(27)	(2)			(2)		(25)
Total of other equity movements		(941)	(916)	(25)	30	(910)	(11)	(25)
Equity at end of period at Jun. 30, 2018		76,901	76,815	944	(63)	79,793	(3,859)	86
Equity		76,901	76,815	944	(63)	79,793	(3,859)	86
Equity | Previously stated [member]		78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	[3]	3	3			3
Equity | Restated Value Adjustments [member]		78,695	78,617	944	(69)	82,194	(4,452)	78
Equity		78,692
Equity | Previously stated [member]		78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	[3]	3	3			3
Equity | Restated Value Adjustments [member]		78,695	78,617	944	(69)	82,194	(4,452)	78
Equity		51,504	51,426	936	(67)	55,645	(5,088)	78
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2018		78,692	78,614	944	(69)	82,191	(4,452)	78
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	[3]	3	3			3
Equity at beginning of period (Restated Value Adjustments [member]) at Dec. 31, 2018		78,695	78,617	944	(69)	82,194	(4,452)	78
Equity at beginning of period at Dec. 31, 2018		78,692
Net income		8,567	8,565			8,565		2
Other comprehensive income		(667)	(667)			(54)	(613)	0
Total comprehensive income		7,900	7,898			8,511	(613)	2
Dividends		(6,645)	(6,645)	0	0	(6,645)
Dividend in kind	[4]	(23,434)	(23,434)			(23,434)
Purchase of treasury shares		(2,972)	(2,972)	0	(17)	(2,955)
Reduction of share capital		0	0	(8)	12	(4)
Exercise of options and employee transactions		200	200		3	197
Equity-based compensation		447	447	0	4	443
Shares delivered to divested business employees as a result of spin-off		32	32			32
Taxes on treasury shares transactions	[5]	(185)	(185)			(185)
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,289)	(2,289)	0	0	(2,289)
Transaction costs recorded in equity	[2]	(253)	(253)			(253)
Fair value adjustments on financial assets sold		0	0	0	0	19	(19)
Fair value adjustments related to divestments		0	0			4	(4)
Impact of change in ownership of consolidated entities		(5)	(3)	0	0	(3)		(2)
Other movements	[6]	13	13			13
Total of other equity movements		(35,091)	(35,089)	(8)	2	(35,060)	(23)	(2)
Equity at end of period at Jun. 30, 2019		51,504	51,426	936	(67)	55,645	(5,088)	78
Tax reform impact on deferred tax on treasury shares		69
Equity		47,307	47,229	944	(63)	51,518	(5,170)	78
Equity		47,307	47,229	936	(63)	55,645	(5,170)	78
Equity at beginning of period at Mar. 31, 2019		47,307	47,229	944	(63)	51,518	(5,170)	78
Net income		6,800	6,799			6,799		1
Other comprehensive income		90	89				89	1
Total comprehensive income		6,890	6,888			6,799	89	2
Dividend in kind	[4]	2,927	2,927			2,927
Purchase of treasury shares		(2,770)	(2,770)		(16)	(2,754)
Reduction of share capital		0	0	(8)	12	(4)
Equity-based compensation		175	175		0	175
Shares delivered to divested business employees as a result of spin-off		32	32			32
Taxes on treasury shares transactions	[7]	(185)	(185)			(185)
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,573)	(2,573)			(2,573)
Transaction costs recorded in equity		(301)	(301)			(301)
Fair value adjustments on financial assets sold		0	0			3	(3)
Fair value adjustments related to divestments		0	0			4	(4)
Impact of change in ownership of consolidated entities		(5)	(3)			(3)		(2)
Other movements	[6]	7	7			7
Total of other equity movements		(2,693)	(2,691)	(8)	(4)	(2,672)	(7)	(2)
Equity at end of period at Jun. 30, 2019		51,504	51,426	936	(67)	55,645	(5,088)	78
Tax reform impact on deferred tax on treasury shares		69
Equity		$ 51,504	$ 51,426	$ 936	$ (67)	$ 55,645	$ (5,088)	$ 78

[1]	The impact of change in accounting policies includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation (see Note 1 and 29 of the 2018 Annual report).
[2]	Transaction costs directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders (see Note 2)
[3]	In H1 2019, the impact of change in accounting policy includes USD 3 million related to the implementation of IFRS 16 – Leases (see Notes 2 and 6 for further details).
[4]	Fair value of the dividend-in-kind of the Alcon business distributed to Novartis AG shareholders and ADR (American Depositary Receipt) holders approved at the 2019 Annual General Meeting held on February 28, 2019. Distribution was effected on April 9, 2019, whereby each Novartis AG shareholders and ADR holder received 1 Alcon Inc, share for every 5 Novartis AG shares/ADRs they held on April 8, 2019, close of business (see Note 2, 3 and 11 for further details)
[5]	Included in H1 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.
[6]	Impact of hyperinflationary economies
[7]	Included in Q2 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.